Share Capital and Warrants - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Beginning balance	$ 944	$ 2,002
Common Shares Issued on Exercise of Stock Options	(4)	(16)
Purchase of Common Shares Under NCIB	(541)	(966)
Common Shares Issued Under Employee Benefit Plan	(6)
Preferred Shares Redeemed	(107)	(87)
Stock-Based Compensation Expense	191	126
Ending balance	298	944
NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	12	11
Retained Earnings Prior to Ovintiv Split
Disclosure of reserves within equity [line items]
Beginning balance	654	1,707
Common Shares Issued on Exercise of Stock Options	0	0
Purchase of Common Shares Under NCIB	(541)	(966)
Common Shares Issued Under Employee Benefit Plan	(6)
Preferred Shares Redeemed	(107)	(87)
Ending balance	0	654
Retained Earnings Prior to Ovintiv Split | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	0	0
Stock-Based Compensation
Disclosure of reserves within equity [line items]
Beginning balance	290	295
Common Shares Issued on Exercise of Stock Options	(4)	(16)
Purchase of Common Shares Under NCIB	0	0
Common Shares Issued Under Employee Benefit Plan	0
Preferred Shares Redeemed	0	0
Ending balance	298	290
Stock-Based Compensation | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	$ 12	$ 11